GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 09, 2017	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment	$ 142.3	$ 0.0	$ 142.3
Amortization of intangible assets		444.2	525.2	$ 512.7
Impairment of intangible assets		5.3	22.1	7.1
Loss related to information technology with the development of a new digital platform			12.8
Unfavorable off market lease		372.6	440.1
Amortization of unfavorable operating leases		$ (64.5)	$ (77.8)	$ (97.9)